Basis of Preparation - Summary of Reconciliation to discounted the operating lease commitments (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure of basis of preparation of financial statements [abstract]
Operating lease commitments		$ 2,455
Discounted operating lease commitments		1,976
Less: Commitments relating to short-term leases and low-value assets		(179)
Add: Commitments relating to leases previously classified as finance leases		0
Lease liabilities at the beginning of the period	$ 1,383	$ 1,797